LVIP Delaware Diversified Income Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.71%
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 5.48% (LIBOR01M + 2.40%) 4/25/31	184,476	$ 184,586
Series 2019-R01 2M2 5.53% (LIBOR01M + 2.45%) 7/25/31	129,583	129,345
Series 2019-R02 1M2 5.38% (LIBOR01M + 2.30%) 8/25/31	268,265	267,601
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 5.93% (LIBOR01M + 2.85%) 11/25/29	674,150	674,147
Series 2022-R02 2M2 5.28% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,456,821
•Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39	147	147
Series 2004-T1 1A2 6.50% 1/25/44	2,087	2,059
•Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42	7,421	7,042
Series 2004-W11 1A2 6.50% 5/25/44	12,552	12,493
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	11,795	9,218
Series 2017-40 GZ 3.50% 5/25/47	976,397	904,289
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	927,330	807,732
•Freddie Mac STACR REMIC Trust
Series 2019-DNA4 M2 5.03% (LIBOR01M + 1.95%) 10/25/49	300,109	297,031
Series 2019-HQA4 M2 5.13% (LIBOR01M + 2.05%) 11/25/49	202,741	202,038
Series 2020-DNA2 M2 4.93% (LIBOR01M + 1.85%) 2/25/50	781,941	770,049
Series 2020-DNA6 M2 4.28% (SOFR30A + 2.00%) 12/25/50	6,009,421	5,965,488
Series 2021-DNA1 M2 4.08% (SOFR30A + 1.80%) 1/25/51	12,278,525	11,852,455
Series 2021-DNA3 M2 4.38% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,540,658
Series 2021-DNA5 M2 3.93% (SOFR30A + 1.65%) 1/25/34	5,427,068	5,292,392
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2021-HQA1 M2 4.53% (SOFR30A + 2.25%) 8/25/33	13,900,000	$ 12,756,689
Series 2021-HQA2 M2 4.33% (SOFR30A + 2.05%) 12/25/33	9,575,000	8,335,853
Series 2022-DNA1 M2 4.78% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,396,595
Series 2022-DNA2 M2 6.03% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,370,625
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 4.13% (LIBOR01M + 1.05%) 12/25/29	335,657	336,030
♦•Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	7,095	7,492
Series T-58 2A 6.50% 9/25/43	1,913	1,917
GNMA Series 2013-113 LY 3.00% 5/20/43	378,000	341,062
Total Agency Collateralized Mortgage Obligations (Cost $61,746,508)		57,921,854
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.34%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,545,000	2,364,004
•FREMF Mortgage Trust
Series 2013-K28 B 3.60% 6/25/46	2,400,000	2,377,462
Series 2014-K37 B 4.72% 1/25/47	1,500,000	1,471,311
Series 2017-K71 B 3.88% 11/25/50	1,175,000	1,073,823
Total Agency Commercial Mortgage-Backed Securities (Cost $7,672,929)		7,286,600
AGENCY MORTGAGE-BACKED SECURITIES–19.73%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	6,561,976	5,791,258
2.50% 7/1/36	10,389,788	9,441,520
Fannie Mae S.F. 20 yr
2.00% 3/1/41	5,883,431	4,929,010
2.00% 5/1/41	5,542,379	4,644,080
2.50% 10/1/41	4,287,804	3,697,287
3.00% 9/1/37	1,714,013	1,580,159
Fannie Mae S.F. 30 yr
2.00% 11/1/50	7,352,383	5,990,955
LVIP Delaware Diversified Income Fund–1

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 12/1/50	10,152,914	$ 8,272,202
2.00% 1/1/51	8,549,110	6,968,306
2.00% 2/1/51	5,511,195	4,496,886
2.00% 3/1/51	25,490,783	20,783,623
2.00% 8/1/51	2,675,816	2,175,659
2.50% 1/1/43	2,323,620	1,975,588
2.50% 11/1/50	14,928,555	12,615,984
2.50% 1/1/51	4,319,027	3,654,270
2.50% 2/1/52	8,504,544	7,161,791
3.00% 10/1/46	7,172,213	6,388,313
3.00% 4/1/47	767,007	680,854
3.00% 11/1/48	1,311,809	1,166,630
3.00% 12/1/49	11,108,283	9,791,987
3.00% 5/1/51	1,089,163	957,518
3.00% 7/1/51	8,566,108	7,518,518
3.00% 12/1/51	644,396	566,150
3.50% 2/1/47	4,113,110	3,777,991
3.50% 7/1/47	3,522,569	3,236,195
3.50% 1/1/48	1,723,507	1,576,548
3.50% 2/1/48	2,369,111	2,164,949
3.50% 3/1/48	1,097,033	1,005,210
3.50% 7/1/48	389,169	355,972
3.50% 11/1/48	2,050,404	1,875,403
3.50% 1/1/50	2,462,486	2,237,243
3.50% 3/1/50	1,430,584	1,308,003
3.50% 8/1/50	10,234,073	9,392,245
3.50% 1/1/52	2,270,633	2,049,120
3.50% 3/1/52	628,320	570,079
3.50% 4/1/52	5,535,421	4,992,612
3.50% 5/1/52	9,712,889	8,780,126
4.00% 3/1/47	8,398,543	7,972,845
4.00% 4/1/47	1,005,478	953,269
4.00% 6/1/48	3,302,843	3,126,257
4.00% 9/1/48	231,120	218,364
4.00% 10/1/48	4,892,023	4,647,710
4.00% 6/1/49	1,071,948	1,011,413
4.50% 6/1/40	278,710	273,405
4.50% 7/1/40	399,125	384,118
4.50% 8/1/41	921,313	902,583
4.50% 5/1/46	66,198	64,859
4.50% 4/1/48	377,335	371,367
4.50% 12/1/48	48,395	46,736
4.50% 1/1/49	5,965,101	5,787,856
4.50% 1/1/50	6,652,936	6,493,162
5.00% 7/1/47	861,868	868,653
5.00% 7/1/49	1,578,786	1,558,387
5.00% 7/1/52	6,178,200	6,044,056
5.50% 5/1/44	7,164,850	7,399,558
6.00% 6/1/41	2,113,663	2,220,631
6.00% 7/1/41	10,675,601	11,219,281
6.00% 1/1/42	1,745,540	1,833,981
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/52	16,009,000	15,593,848
5.50% 10/1/52	34,546,000	34,335,485
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
2.00% 12/1/35	3,825,706	$ 3,384,878
3.00% 3/1/35	13,988,642	13,001,076
Freddie Mac S.F. 20 yr
2.00% 3/1/41	6,701,347	5,613,553
2.50% 1/1/40	3,408,463	2,939,920
2.50% 6/1/41	11,660,292	10,028,401
3.00% 4/1/42	2,625,499	2,328,258
Freddie Mac S.F. 30 yr
2.50% 10/1/50	4,976,579	4,219,659
2.50% 2/1/51	16,437,947	13,909,892
2.50% 3/1/51	8,653,092	7,322,409
3.00% 11/1/46	3,001,072	2,669,784
3.00% 1/1/50	1,272,001	1,121,508
3.00% 5/1/51	10,960,826	9,719,602
3.50% 12/1/47	1,217,164	1,111,889
3.50% 11/1/48	2,967,448	2,713,717
3.50% 2/1/52	2,124,605	1,916,478
3.50% 4/1/52	4,128,105	3,728,848
4.00% 12/1/45	1,464,787	1,395,252
4.00% 7/1/47	293,421	278,214
4.00% 10/1/47	1,355,335	1,277,400
4.50% 1/1/49	4,944,386	4,777,378
4.50% 3/1/49	317,355	306,980
4.50% 4/1/49	1,486,953	1,444,582
4.50% 8/1/49	3,200,568	3,110,927
5.00% 7/1/52	8,556,346	8,376,269
5.50% 9/1/41	3,119,485	3,225,880
5.50% 9/1/52	4,282,000	4,331,512
5.50% 10/1/52	4,364,000	4,342,726
GNMA I S.F. 30 yr 3.00% 3/15/50	745,495	658,644
GNMA II S.F. 30 yr
3.00% 12/20/51	5,375,774	4,761,060
3.00% 1/20/52	10,322,049	9,142,326
5.50% 5/20/37	119,874	124,073
Total Agency Mortgage-Backed Securities (Cost $480,134,524)		421,181,163
AGENCY OBLIGATIONS–0.06%
Airport Authority
2.50% 1/12/32	805,000	661,463
3.25% 1/12/52	795,000	574,334
Total Agency Obligations (Cost $1,591,976)		1,235,797
CONVERTIBLE BONDS–0.36%
Kaman Corp. 3.25% exercise price $3.25, maturity date 5/1/24	5,311,000	4,984,373
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	3,153,000	2,684,780
Total Convertible Bonds (Cost $8,172,021)		7,669,153

LVIP Delaware Diversified Income Fund–2

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–46.47%
Aerospace & Defense–0.69%
Boeing Co.
3.25% 2/1/28	2,935,000	$ 2,560,017
3.75% 2/1/50	4,955,000	3,226,833
Lockheed Martin Corp.
3.90% 6/15/32	1,895,000	1,755,457
4.15% 6/15/53	1,415,000	1,182,726
Teledyne Technologies, Inc.
2.25% 4/1/28	3,910,000	3,261,194
2.75% 4/1/31	3,420,000	2,696,781
		14,683,008
Agriculture–0.22%
BAT Capital Corp. 2.26% 3/25/28	2,835,000	2,254,954
BAT International Finance PLC 1.67% 3/25/26	2,005,000	1,733,151
πKernel Holding SA 6.50% 10/17/24	855,000	324,900
πMHP Lux SA 6.25% 9/19/29	785,000	379,940
		4,692,945
Airlines–1.82%
Azul Investments LLP
5.88% 10/26/24	800,000	576,094
7.25% 6/15/26	745,000	459,017
Delta Air Lines, Inc.
7.00% 5/1/25	7,857,000	7,907,694
7.38% 1/15/26	1,830,000	1,849,901
Gol Finance SA 8.00% 6/30/26	755,000	460,833
Grupo Aeromexico SAB de CV 8.50% 3/17/27	9,000,000	7,874,543
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	7,300,750	7,145,828
Southwest Airlines Co. 5.13% 6/15/27	2,146,000	2,100,968
United Airlines, Inc.
4.38% 4/15/26	3,735,000	3,333,487
4.63% 4/15/29	8,693,000	7,192,936
		38,901,301
Auto Manufacturers–1.26%
Daimler Trucks Finance North America LLC 2.38% 12/14/28	1,135,000	925,990
Ford Motor Credit Co. LLC
2.30% 2/10/25	620,000	549,504
2.90% 2/16/28	1,500,000	1,178,956
2.90% 2/10/29	900,000	681,750
4.54% 8/1/26	2,554,000	2,274,070
General Motors Co.
5.00% 10/1/28	2,289,000	2,105,581
5.40% 10/2/23	1,300,000	1,300,130
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co. (continued)
5.40% 10/15/29	2,225,000	$ 2,051,554
5.60% 10/15/32	845,000	754,287
6.13% 10/1/25	1,300,000	1,300,563
6.60% 4/1/36	3,116,000	2,913,228
General Motors Financial Co., Inc.
2.35% 1/8/31	1,045,000	758,313
4.35% 4/9/25	2,080,000	2,008,439
5.25% 3/1/26	5,505,000	5,357,053
μ5.70% 9/30/30	2,175,000	1,864,232
Kia Corp. 2.38% 2/14/25	960,000	892,169
		26,915,819
Auto Parts & Equipment–0.28%
Aptiv PLC 3.10% 12/1/51	7,302,000	4,089,062
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32	1,698,000	1,351,866
Nemak SAB de CV 3.63% 6/28/31	895,000	602,791
		6,043,719
Banks–10.76%
Access Bank PLC
6.13% 9/21/26	790,000	593,021
μ9.13% 10/7/26	885,000	646,050
Akbank TAS 6.80% 2/6/26	920,000	818,248
Banco Continental SAECA 2.75% 12/10/25	1,510,000	1,317,475
Banco de Bogota SA 6.25% 5/12/26	755,000	705,925
Banco del Estado de Chile 2.70% 1/9/25	530,000	495,051
μBanco GNB Sudameris SA 7.50% 4/16/31	620,000	452,600
μBanco Industrial SA 4.88% 1/29/31	600,000	546,126
μBanco Mercantil del Norte SA 8.38% 10/14/30	655,000	599,325
Banco Nacional de Panama 2.50% 8/11/30	360,000	264,169
μBancolombia SA 4.88% 10/18/27	805,000	719,670
μBangkok Bank PCL 5.00% 9/23/25	800,000	708,000
μBank Hapoalim BM 3.26% 1/21/32	1,265,000	1,049,897
Bank Leumi Le-Israel BM
μ3.28% 1/29/31	625,000	529,688
5.13% 7/27/27	1,010,000	989,800
μBank of America Corp.
2.48% 9/21/36	23,465,000	16,948,515
2.55% 2/4/28	1,610,000	1,400,797

LVIP Delaware Diversified Income Fund–3

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. (continued)
2.97% 2/4/33	1,180,000	$ 922,466
4.38% 1/27/27	1,105,000	886,763
4.95% 7/22/28	5,525,000	5,308,608
6.13% 4/27/27	1,500,000	1,417,500
Bank of China Ltd. 5.00% 11/13/24	845,000	844,775
Bank of Montreal 1.85% 5/1/25	65,000	59,801
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,663,025
Barclays PLC
5.20% 5/12/26	5,072,000	4,821,296
μ5.50% 8/9/28	1,015,000	951,498
μBBVA Bancomer S.A. 5.88% 9/13/34	720,000	615,949
CIMB Bank Bhd 2.13% 7/20/27	805,000	699,875
Citigroup, Inc.
μ2.52% 11/3/32	2,245,000	1,701,121
μ3.07% 2/24/28	1,525,000	1,359,157
5.61% 9/29/26	3,410,000	3,391,187
Credit Agricole SA 2.81% 1/11/41	1,040,000	616,612
μCredit Suisse Group AG
2.59% 9/11/25	3,660,000	3,329,750
4.50% 9/3/30	1,565,000	929,954
6.44% 8/11/28	2,395,000	2,227,228
7.25% 9/12/25	869,000	664,713
μDeutsche Bank AG
3.55% 9/18/31	5,030,000	3,835,153
3.73% 1/14/32	4,715,000	3,175,305
3.74% 1/7/33	4,149,000	2,689,481
Emirates NBD Bank PJSC 2.63% 2/18/25	930,000	878,139
Fifth Third Bancorp
3.65% 1/25/24	820,000	804,720
μ4.34% 4/25/33	1,480,000	1,311,618
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	870,000	735,013
μ1.99% 1/27/32	6,340,000	4,687,234
μ2.62% 4/22/32	3,485,000	2,701,321
μ2.65% 10/21/32	1,405,000	1,076,886
μ3.10% 2/24/33	595,000	472,582
3.50% 4/1/25	3,505,000	3,347,986
μ3.62% 3/15/28	2,180,000	1,983,910
Hana Bank 1.25% 12/16/26	635,000	547,131
μHuntington National Bank 4.55% 5/17/28	1,515,000	1,458,193
ICICI Bank Ltd. 4.00% 3/18/26	645,000	613,861
μJPMorgan Chase & Co.
1.76% 11/19/31	8,915,000	6,516,230
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co. (continued)
1.95% 2/4/32	3,515,000	$ 2,600,154
2.52% 4/22/31	2,905,000	2,296,290
2.58% 4/22/32	2,175,000	1,685,952
3.11% 4/22/41	1,290,000	893,697
3.33% 4/22/52	2,205,000	1,453,596
3.70% 5/6/30	230,000	200,787
4.60% 2/1/25	2,405,000	2,094,996
4.85% 7/25/28	8,685,000	8,339,110
4.91% 7/25/33	1,340,000	1,235,688
5.00% 8/1/24	2,495,000	2,249,866
μKeyCorp 4.79% 6/1/33	3,597,000	3,297,249
μMorgan Stanley
0.50% 10/26/29	3,350,000	2,606,934
1.79% 2/13/32	175,000	127,894
1.93% 4/28/32	2,765,000	2,018,571
2.48% 1/21/28	1,165,000	1,018,210
2.48% 9/16/36	21,715,000	15,561,590
μNBK SPC Ltd. 1.63% 9/15/27	1,705,000	1,462,038
NongHyup Bank 0.88% 7/28/24	800,000	745,346
Oversea-Chinese Banking Corp. Ltd. 4.25% 6/19/24	1,005,000	991,855
PNC Bank NA
2.70% 11/1/22	490,000	489,481
3.88% 4/10/25	2,530,000	2,449,770
μPNC Financial Services Group, Inc.
6.00% 5/15/27	1,115,000	1,034,163
6.20% 9/15/27	1,845,000	1,743,525
QNB Finance Ltd. 2.63% 5/12/25	1,915,000	1,795,313
μShinhan Financial Group Co. Ltd. 3.34% 2/5/30	690,000	645,447
μState Street Corp. 2.20% 2/7/28	2,150,000	1,884,918
SVB Financial Group
1.80% 10/28/26	3,557,000	3,056,830
1.80% 2/2/31	1,505,000	1,077,095
μ4.00% 5/15/26	6,755,000	5,128,502
μ4.10% 2/15/31	4,850,000	3,307,302
μ4.57% 4/29/33	6,515,000	5,709,125
Toronto-Dominion Bank 4.11% 6/8/27	4,670,000	4,403,160
Truist Bank
2.25% 3/11/30	4,195,000	3,288,135
μ2.64% 9/17/29	10,165,000	9,471,011
μTruist Financial Corp.
4.92% 7/28/33	2,345,000	2,119,681
4.95% 9/1/25	2,750,000	2,642,173
U.S. Bancorp
μ2.22% 1/27/28	1,265,000	1,114,216
μ2.49% 11/3/36	1,685,000	1,266,425

LVIP Delaware Diversified Income Fund–4

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
μ2.68% 1/27/33	1,320,000	$ 1,060,356
3.38% 2/5/24	4,245,000	4,171,955
3.60% 9/11/24	2,640,000	2,590,637
3.95% 11/17/25	4,130,000	4,024,537
U.S. Bank NA 3.40% 7/24/23	2,360,000	2,341,024
UBS Group AG
μ0.25% 11/5/28	1,650,000	1,300,607
4.13% 9/24/25	3,480,000	3,322,965
μ4.70% 8/5/27	1,565,000	1,483,622
μWells Fargo & Co.
4.61% 4/25/53	1,945,000	1,580,193
4.81% 7/25/28	3,505,000	3,342,807
		229,755,196
Beverages–0.31%
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/50	4,720,000	3,889,419
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	1,035,000	897,863
Cia Cervecerias Unidas SA 3.35% 1/19/32	930,000	784,688
Coca-Cola Icecek AS 4.50% 1/20/29	1,195,000	979,624
		6,551,594
Biotechnology–1.09%
Amgen, Inc. 2.80% 8/15/41	8,230,000	5,617,388
Biogen, Inc. 3.15% 5/1/50	5,985,000	3,855,971
CSL Finance PLC
4.05% 4/27/29	745,000	686,196
4.75% 4/27/52	1,205,000	1,036,816
Gilead Sciences, Inc. 4.15% 3/1/47	6,535,000	5,186,889
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	1,555,000	1,176,914
Royalty Pharma PLC
1.75% 9/2/27	5,390,000	4,454,195
3.35% 9/2/51	2,250,000	1,356,676
		23,371,045
Building Materials–0.29%
GCC SAB de CV 3.61% 4/20/32	960,000	776,390
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,243,116
0.63% 4/6/30	1,700,000	1,237,408
Standard Industries, Inc. 3.38% 1/15/31	2,925,000	2,057,152
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
UltraTech Cement Ltd. 2.80% 2/16/31	1,005,000	$ 776,162
		6,090,228
Chemicals–1.21%
Braskem Netherlands Finance BV 4.50% 1/31/30	675,000	545,535
Celanese U.S. Holdings LLC
6.05% 3/15/25	1,000,000	976,846
6.17% 7/15/27	750,000	709,804
GC Treasury Center Co. Ltd. 5.20% 3/30/52	840,000	669,139
ICL Group Ltd. 6.38% 5/31/38	655,000	623,219
International Flavors & Fragrances, Inc. 3.27% 11/15/40	6,330,000	4,369,230
LYB International Finance III LLC 3.38% 10/1/40	5,670,000	3,885,834
MEGlobal Canada ULC 5.00% 5/18/25	735,000	717,767
Methanex Corp. 5.25% 12/15/29	5,515,000	4,383,901
OCP SA
3.75% 6/23/31	440,000	333,263
6.88% 4/25/44	505,000	412,206
πPhosagro OAO Via Phosagro Bond Funding DAC 3.95% 4/24/23	705,000	418,559
Sasol Financing USA LLC 4.38% 9/18/26	865,000	754,700
Westlake Corp. 3.13% 8/15/51	11,475,000	7,068,048
		25,868,051
Coal–0.05%
Indika Energy Capital IV Pte. Ltd. 8.25% 10/22/25	1,115,000	1,041,533
		1,041,533
Commercial Services–0.69%
Ashtead Capital, Inc.
1.50% 8/12/26	5,345,000	4,481,356
2.45% 8/12/31	4,810,000	3,535,862
Bidvest Group U.K. PLC 3.63% 9/23/26	1,225,000	1,037,085
Hutama Karya Persero PT 3.75% 5/11/30	300,000	265,458
International Container Terminal Services, Inc. 4.75% 6/17/30	1,165,000	1,045,587
PayPal Holdings, Inc.
3.90% 6/1/27	560,000	536,540
4.40% 6/1/32	1,725,000	1,607,761
^Rutas 2 & 7 Finance Ltd. 0.00% 9/30/36	1,479,333	887,600

LVIP Delaware Diversified Income Fund–5

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America, Inc. 3.88% 2/15/31	1,639,000	$ 1,332,966
		14,730,215
Computers–0.07%
CA Magnum Holdings 5.38% 10/31/26	775,000	651,067
Lenovo Group Ltd. 6.54% 7/27/32	875,000	805,278
		1,456,345
Cosmetics & Personal Care–0.02%
Natura &Co. Luxembourg Holdings Sarl 6.00% 4/19/29	640,000	526,925
		526,925
Diversified Financial Services–2.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,746,266
3.00% 10/29/28	2,305,000	1,848,531
3.40% 10/29/33	6,145,000	4,458,438
3.65% 7/21/27	3,144,000	2,745,578
4.50% 9/15/23	860,000	847,616
4.63% 10/15/27	1,405,000	1,261,639
6.50% 7/15/25	2,870,000	2,864,821
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,464,293
2.88% 1/15/32	4,270,000	3,218,325
3.00% 2/1/30	5,465,000	4,327,815
3.38% 7/1/25	1,255,000	1,169,328
μ4.13% 12/15/26	5,260,000	3,609,504
4.63% 10/1/28	3,740,000	3,357,178
μAlly Financial, Inc. 4.70% 5/15/26	3,400,000	2,650,333
μCharles Schwab Corp. 5.38% 6/1/25	4,755,000	4,624,237
Jefferies Group LLC 6.50% 1/20/43	750,000	703,644
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.63% 10/15/31	5,310,000	3,852,203
4.15% 1/23/30	2,135,000	1,822,801
XP, Inc. 3.25% 7/1/26	770,000	665,819
		49,238,369
Electric–3.77%
Abu Dhabi National Energy Co. PJSC 2.00% 4/29/28	1,020,000	865,007
μAES Andes SA 7.13% 3/26/79	900,000	789,233
Alfa Desarrollo SpA 4.55% 9/27/51	926,610	611,563
Calpine Corp.
4.50% 2/15/28	896,000	789,367
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Calpine Corp. (continued)
5.00% 2/1/31	2,905,000	$ 2,308,188
5.13% 3/15/28	855,000	734,331
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,424,038
Cikarang Listrindo Tbk PT 4.95% 9/14/26	975,000	886,298
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27	792,650	632,138
CLP Power Hong Kong Financing Ltd. 2.88% 4/26/23	545,000	539,997
Consorcio Transmantaro SA 5.20% 4/11/38	895,000	765,225
μDuke Energy Corp. 4.88% 9/16/24	3,480,000	3,118,924
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	1,682,139
Enel Finance International NV
1.88% 7/12/28	5,420,000	4,214,315
2.25% 7/12/31	5,855,000	4,063,553
2.88% 7/12/41	3,145,000	1,794,218
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,575,330
Entergy Louisiana LLC 4.95% 1/15/45	545,000	488,705
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,800,299
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	970,256
Evergy Kansas Central, Inc. 3.45% 4/15/50	2,250,000	1,594,690
Eversource Energy 2.90% 3/1/27	1,615,000	1,465,548
Fells Point Funding Trust 3.05% 1/31/27	1,515,000	1,349,649
FirstEnergy Transmission LLC 4.55% 4/1/49	1,675,000	1,308,313
Israel Electric Corp. Ltd. 3.75% 2/22/32	950,000	816,744
JSW Hydro Energy Ltd. 4.13% 5/18/31	938,400	735,625
Louisville Gas & Electric Co. 4.25% 4/1/49	5,265,000	4,242,550
Minejesa Capital BV 5.63% 8/10/37	745,000	532,675
Mong Duong Finance Holdings BV 5.13% 5/7/29	838,000	656,411
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	1,990,000	1,269,706
5.00% 7/15/32	2,250,000	2,148,234

LVIP Delaware Diversified Income Fund–6

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oglethorpe Power Corp. 3.75% 8/1/50	3,049,000	$ 2,140,308
Oryx Funding Ltd. 5.80% 2/3/31	1,010,000	898,900
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	747,741
3.25% 6/1/31	825,000	629,442
3.30% 8/1/40	6,427,000	4,114,293
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88% 7/17/29	905,000	770,825
4.13% 5/15/27	475,000	439,427
5.25% 5/15/47	528,000	389,623
PG&E Corp. 5.25% 7/1/30	2,640,000	2,247,854
Saudi Electricity Global Sukuk Co. 4 4.22% 1/27/24	920,000	907,895
μSempra Energy 4.88% 10/15/25	1,155,000	1,074,150
Sociedad de Transmision Austral SA 4.00% 1/27/32	785,000	636,323
Southern California Edison Co.
3.45% 2/1/52	2,806,000	1,886,988
3.65% 2/1/50	3,245,000	2,220,677
4.00% 4/1/47	1,745,000	1,271,357
4.88% 3/1/49	4,680,000	3,911,411
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,304,311
Vistra Operations Co. LLC 5.13% 5/13/25	1,688,000	1,634,238
		80,399,032
Energy-Alternate Sources–0.17%
Azure Power Energy Ltd. 3.58% 8/19/26	711,833	533,874
Energo-Pro AS 8.50% 2/4/27	1,030,000	954,759
Greenko Power II Ltd. 4.30% 12/13/28	825,987	648,400
Sweihan PV Power Co. PJSC 3.63% 1/31/49	809,466	642,054
UEP Penonome II SA 6.50% 10/1/38	872,733	750,550
		3,529,637
Engineering & Construction–0.35%
μAbertis Infraestructuras Finance BV 3.25% 11/24/25	3,000,000	2,377,088
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	1,097,543	807,018
Cellnex Finance Co. SA 3.88% 7/7/41	3,639,000	2,275,030
IHS Holding Ltd. 5.63% 11/29/26	1,145,000	901,688
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Summit Digitel Infrastructure Ltd. 2.88% 8/12/31	1,435,000	$ 1,041,224
		7,402,048
Entertainment–0.25%
Warnermedia Holdings, Inc.
3.76% 3/15/27	3,440,000	3,077,784
4.28% 3/15/32	600,000	493,609
5.14% 3/15/52	2,320,000	1,686,219
		5,257,612
Food–0.27%
Indofood CBP Sukses Makmur Tbk PT 3.54% 4/27/32	880,000	655,618
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	2,627,000	2,149,349
MARB BondCo PLC 3.95% 1/29/31	765,000	553,669
Pilgrim's Pride Corp. 5.88% 9/30/27	2,431,000	2,364,147
		5,722,783
Forest Products & Paper–0.26%
Georgia-Pacific LLC 8.00% 1/15/24	5,305,000	5,514,319
		5,514,319
Gas–0.18%
ENN Energy Holdings Ltd. 2.63% 9/17/30	905,000	731,321
SouthernGas Capital Corp. 5.15% 9/15/32	3,227,000	3,083,563
		3,814,884
Health Care Products–0.10%
Baxter International, Inc. 3.13% 12/1/51	3,516,000	2,246,533
		2,246,533
Health Care Services–0.58%
Centene Corp. 3.38% 2/15/30	1,980,000	1,618,650
HCA, Inc.
3.13% 3/15/27	6,250,000	5,533,056
7.58% 9/15/25	80,000	83,382
Tenet Healthcare Corp.
4.25% 6/1/29	3,400,000	2,816,050
6.13% 10/1/28	2,760,000	2,418,005
		12,469,143
Holding Companies-Diversified–0.03%
Inversiones La Construccion SA 4.75% 2/7/32	965,000	714,997
		714,997

LVIP Delaware Diversified Income Fund–7

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Housewares–0.04%
Turkiye Sise ve Cam Fabrikalari AS 6.95% 3/14/26	1,050,000	$ 963,514
		963,514
Insurance–1.53%
AIA Group Ltd. 3.38% 4/7/30	705,000	626,096
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	11,201,123
Arthur J Gallagher & Co. 3.50% 5/20/51	2,675,000	1,817,127
Brighthouse Financial, Inc.
3.85% 12/22/51	5,110,000	3,093,871
4.70% 6/22/47	1,945,000	1,376,790
5.63% 5/15/30	1,610,000	1,509,105
Brown & Brown, Inc.
2.38% 3/15/31	707,000	528,039
4.95% 3/17/52	2,503,000	2,028,914
Jackson Financial, Inc.
3.13% 11/23/31	3,370,000	2,535,550
4.00% 11/23/51	2,860,000	1,786,470
μMetLife, Inc. 3.85% 9/15/25	2,875,000	2,571,960
Prudential Financial, Inc. 3.70% 3/13/51	3,275,000	2,408,365
Sagicor Financial Co. Ltd. 5.30% 5/13/28	1,250,000	1,168,350
		32,651,760
Internet–0.34%
Alibaba Group Holding Ltd. 2.70% 2/9/41	865,000	527,639
Amazon.com, Inc.
2.50% 6/3/50	2,540,000	1,585,809
3.60% 4/13/32	2,220,000	2,018,603
B2W Digital Lux Sarl 4.38% 12/20/30	815,000	553,968
JD.com, Inc. 3.88% 4/29/26	980,000	928,628
MercadoLibre, Inc. 3.13% 1/14/31	910,000	659,750
Tencent Holdings Ltd.
2.88% 4/22/31	685,000	553,644
3.68% 4/22/41	740,000	530,723
		7,358,764
Investment Companies–0.03%
Huarong Finance 2017 Co. Ltd. 4.25% 11/7/27	200,000	151,000
Huarong Finance 2019 Co. Ltd. 3.88% 11/13/29	805,000	547,400
		698,400
Iron & Steel–0.11%
CSN Resources SA 5.88% 4/8/32	1,180,000	858,450
JSW Steel Ltd. 5.05% 4/5/32	565,000	402,293
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
πMetinvest BV 7.75% 10/17/29	620,000	$ 272,056
Vale Overseas Ltd. 3.75% 7/8/30	945,000	765,450
		2,298,249
Leisure Time–0.26%
Carnival Corp.
4.00% 8/1/28	1,105,000	891,448
7.63% 3/1/26	3,934,000	2,989,840
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	2,400,000	1,681,536
		5,562,824
Lodging–0.49%
MGM China Holdings Ltd. 4.75% 2/1/27	970,000	753,787
MGM Resorts International 4.75% 10/15/28	8,809,000	7,371,797
Sands China Ltd.
3.75% 8/8/31	990,000	709,752
4.30% 1/8/26	750,000	638,309
Studio City Finance Ltd. 6.50% 1/15/28	895,000	436,511
Wynn Macau Ltd. 5.63% 8/26/28	820,000	546,218
		10,456,374
Machinery Construction & Mining–0.00%
Caterpillar, Inc. 2.60% 4/9/30	50,000	42,534
		42,534
Machinery Diversified–0.09%
Otis Worldwide Corp.
3.11% 2/15/40	2,354,000	1,661,526
3.36% 2/15/50	406,000	273,785
		1,935,311
Media–2.04%
Altice Financing SA 5.00% 1/15/28	865,000	666,292
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	2,460,564
3.85% 4/1/61	3,280,000	1,914,867
4.80% 3/1/50	1,635,000	1,179,472
4.91% 7/23/25	760,000	741,121
5.05% 3/30/29	5,770,000	5,310,821
Comcast Corp.
3.20% 7/15/36	3,645,000	2,818,393
3.70% 4/15/24	7,050,000	6,933,605
3.75% 4/1/40	835,000	656,404
CSC Holdings LLC 4.63% 12/1/30	1,680,000	1,142,400

LVIP Delaware Diversified Income Fund–8

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC
4.00% 9/15/55	1,325,000	$ 781,217
4.13% 5/15/29	11,195,000	9,583,416
5.20% 9/20/47	1,755,000	1,295,262
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	5,491,890
Time Warner Entertainment Co. LP 8.38% 3/15/23	2,495,000	2,529,656
		43,505,380
Mining–1.29%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	1,360,000	1,102,795
Antofagasta PLC 5.63% 5/13/32	655,000	605,056
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	528,473
4.25% 7/17/42	200,000	148,862
First Quantum Minerals Ltd.
6.88% 10/15/27	670,000	603,000
7.50% 4/1/25	4,595,000	4,422,688
FMG Resources August Pty. Ltd. 6.13% 4/15/32	6,250,000	5,370,312
Freeport Indonesia PT 5.32% 4/14/32	800,000	662,000
Newmont Corp.
2.25% 10/1/30	3,720,000	2,877,604
2.60% 7/15/32	2,205,000	1,681,194
2.80% 10/1/29	7,585,000	6,278,946
Novelis Corp. 4.75% 1/30/30	1,445,000	1,184,900
Stillwater Mining Co. 4.00% 11/16/26	855,000	703,238
Vedanta Resources Finance II PLC 8.95% 3/11/25	1,345,000	913,966
Volcan Cia Minera SAA 4.38% 2/11/26	539,000	444,675
		27,527,709
Miscellaneous Manufacturing–0.41%
Eaton Corp. 4.15% 3/15/33	3,490,000	3,153,205
Parker-Hannifin Corp. 4.25% 9/15/27	5,855,000	5,576,613
		8,729,818
Office Business Equipment–0.27%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	1,120,000	971,460
3.28% 12/1/28	4,860,000	4,055,767
3.57% 12/1/31	910,000	708,501
		5,735,728
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–2.12%
BP Capital Markets America, Inc. 2.72% 1/12/32	2,625,000	$ 2,132,544
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	5,968,400
Canacol Energy Ltd. 5.75% 11/24/28	1,045,000	790,281
CNX Resources Corp. 6.00% 1/15/29	4,420,000	4,033,250
ConocoPhillips Co. 3.80% 3/15/52	2,775,000	2,120,475
Continental Resources, Inc. 2.88% 4/1/32	2,090,000	1,530,497
Devon Energy Corp. 4.75% 5/15/42	3,045,000	2,479,612
Diamondback Energy, Inc. 4.25% 3/15/52	1,310,000	956,343
Ecopetrol SA
4.63% 11/2/31	1,055,000	738,500
5.38% 6/26/26	630,000	569,520
Energean Israel Finance Ltd. 4.88% 3/30/26	745,000	657,463
Geopark Ltd. 5.50% 1/17/27	810,000	632,073
Kosmos Energy Ltd. 7.75% 5/1/27	795,000	632,025
Medco Laurel Tree Pte. Ltd. 6.95% 11/12/28	985,000	764,330
Murphy Oil Corp. 5.88% 12/1/27	3,525,000	3,294,958
Oil & Gas Holding Co. BSCC 7.63% 11/7/24	404,000	400,412
PDC Energy, Inc. 5.75% 5/15/26	2,280,000	2,109,319
Pertamina Persero PT 3.65% 7/30/29	410,000	354,748
Petrobras Global Finance BV 6.75% 6/3/50	560,000	455,833
Petroleos Mexicanos
6.70% 2/16/32	165,000	115,768
6.75% 9/21/47	839,000	467,743
6.95% 1/28/60	778,000	430,545
7.69% 1/23/50	255,000	156,162
Petronas Capital Ltd. 3.50% 4/21/30	500,000	455,530
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	930,000	821,497
Qatar Energy
1.38% 9/12/26	515,000	448,502
2.25% 7/12/31	640,000	515,557
SA Global Sukuk Ltd. 2.69% 6/17/31	790,000	666,544
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	179,933
3.50% 11/24/70	415,000	267,675
4.25% 4/16/39	1,080,000	924,750

LVIP Delaware Diversified Income Fund–9

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Southwestern Energy Co. 7.75% 10/1/27	4,000,000	$ 4,065,097
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	892,000	735,900
Thaioil Treasury Center Co. Ltd. 2.50% 6/18/30	941,000	735,034
Tullow Oil PLC 10.25% 5/15/26	851,000	719,095
Valero Energy Corp. 3.65% 12/1/51	3,016,000	2,056,138
YPF SA 6.95% 7/21/27	1,605,000	938,123
		45,320,176
Oil & Gas Services–0.04%
Guara Norte Sarl 5.20% 6/15/34	1,099,976	875,592
		875,592
Packaging & Containers–0.23%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	3,934,000	3,209,987
Klabin Austria GmbH 3.20% 1/12/31	795,000	577,772
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50% 8/2/28	1,395,000	1,126,462
		4,914,221
Pharmaceuticals–2.07%
1375209 BC Ltd. 9.00% 1/30/28	939,072	936,724
AbbVie, Inc. 4.05% 11/21/39	6,371,000	5,124,929
Bausch Health Cos., Inc.
11.00% 9/30/28	1,669,439	4,696,419
14.00% 10/15/30	333,888	635,913
Bristol-Myers Squibb Co. 3.70% 3/15/52	1,110,000	849,638
CVS Health Corp.
1.88% 2/28/31	615,000	468,461
2.70% 8/21/40	4,745,000	3,114,768
3.75% 4/1/30	1,535,000	1,364,991
4.30% 3/25/28	7,329,000	6,912,395
4.78% 3/25/38	4,555,000	3,993,377
5.05% 3/25/48	4,900,000	4,315,246
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	1,845,000	1,305,578
3.18% 7/9/50	7,631,000	5,062,400
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	675,000	556,848
6.75% 3/1/28	710,000	651,571
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Viatris, Inc.
1.65% 6/22/25	595,000	$ 528,949
2.30% 6/22/27	495,000	404,163
2.70% 6/22/30	3,640,000	2,704,572
4.00% 6/22/50	845,000	505,810
		44,132,752
Pipelines–2.51%
Acu Petroleo Luxembourg Sarl 7.50% 7/13/35	850,000	676,632
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00% 2/1/29	3,383,000	3,027,785
EIG Pearl Holdings Sarl 3.55% 8/31/36	1,110,000	884,928
Energy Transfer LP
6.25% 4/15/49	8,940,000	7,930,911
μ6.50% 11/15/26	5,670,000	4,939,159
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,294,232
3.30% 2/15/53	4,245,000	2,761,662
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	1,126,008	854,574
KazTransGas JSC 4.38% 9/26/27	1,393,000	1,177,085
Kinder Morgan, Inc. 3.60% 2/15/51	2,360,000	1,530,057
NuStar Logistics LP
5.63% 4/28/27	420,000	366,211
6.38% 10/1/30	4,436,000	3,795,735
ONEOK, Inc. 7.50% 9/1/23	5,305,000	5,373,647
Sabine Pass Liquefaction LLC
5.63% 3/1/25	3,420,000	3,416,623
5.75% 5/15/24	5,868,000	5,889,483
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,315,000	1,216,421
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	3,902,873
Transportadora de Gas del Sur SA 6.75% 5/2/25	720,000	617,554
		53,655,572
Real Estate–0.11%
Agile Group Holdings Ltd. 5.50% 5/17/26	655,000	177,142
China Evergrande Group 10.00% 4/11/23	1,020,000	62,608
CIFI Holdings Group Co. Ltd.
5.25% 5/13/26	250,000	52,500
6.45% 11/7/24	795,000	173,692

LVIP Delaware Diversified Income Fund–10

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Country Garden Holdings Co. Ltd.
2.70% 7/12/26	517,000	$ 159,365
4.20% 2/6/26	459,000	158,355
Goodman HK Finance 4.38% 6/19/24	795,000	780,809
μMAF Global Securities Ltd. 7.88% 6/30/27	750,000	734,505
		2,298,976
Real Estate Investment Trusts–0.78%
American Homes 4 Rent LP 3.63% 4/15/32	2,910,000	2,400,067
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	980,000	689,675
Crown Castle, Inc.
2.10% 4/1/31	3,139,000	2,352,519
4.30% 2/15/29	2,155,000	1,976,706
CubeSmart LP 3.00% 2/15/30	2,272,000	1,883,340
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	5,345,000	4,137,526
Iron Mountain, Inc. 5.25% 7/15/30	1,704,000	1,410,009
VICI Properties LP 4.95% 2/15/30	1,840,000	1,662,836
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	249,704
		16,762,382
Retail–0.29%
Alsea SAB de CV 7.75% 12/14/26	930,000	864,900
Arcos Dorados BV 6.13% 5/27/29	755,000	683,713
AutoNation, Inc. 3.85% 3/1/32	4,055,000	3,204,135
Falabella SA 3.38% 1/15/32	795,000	593,595
Future Retail Ltd. 5.60% 1/22/25	905,000	45,250
InRetail Consumer 3.25% 3/22/28	985,000	820,012
		6,211,605
Semiconductors–0.94%
Broadcom, Inc. 3.47% 4/15/34	3,600,000	2,700,914
Entegris Escrow Corp. 4.75% 4/15/29	2,145,000	1,889,369
KLA Corp. 4.95% 7/15/52	2,620,000	2,380,085
Micron Technology, Inc. 2.70% 4/15/32	1,405,000	1,022,440
NXP BV/NXP Funding LLC
4.88% 3/1/24	6,435,000	6,358,832
5.55% 12/1/28	845,000	816,096
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70% 5/1/25	345,000	$ 319,896
3.13% 2/15/42	1,965,000	1,251,359
4.30% 6/18/29	739,000	661,747
SK Hynix, Inc.
1.50% 1/19/26	900,000	779,231
2.38% 1/19/31	910,000	672,864
TSMC Global Ltd. 4.63% 7/22/32	1,270,000	1,203,525
		20,056,358
Software–0.26%
Autodesk, Inc. 2.40% 12/15/31	4,365,000	3,395,124
Fidelity National Information Services, Inc. 4.70% 7/15/27	890,000	856,631
Workday, Inc.
3.50% 4/1/27	345,000	319,122
3.70% 4/1/29	540,000	484,302
3.80% 4/1/32	565,000	490,410
		5,545,589
Sovereign–0.01%
πState Agency of Roads of Ukraine 6.25% 6/24/30	855,000	156,651
		156,651
Telecommunications–2.66%
Altice France SA 5.50% 10/15/29	2,535,000	1,907,293
America Movil SAB de CV 4.70% 7/21/32	1,340,000	1,255,406
AT&T, Inc.
3.50% 6/1/41	2,994,000	2,156,525
3.50% 9/15/53	12,055,000	8,032,737
Axian Telecom 7.38% 2/16/27	705,000	639,788
=Century Communication Ltd. 9.50% 3/1/49	2,500,000	0
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	3,520,000	3,078,424
CT Trust 5.13% 2/3/32	1,190,000	895,475
Frontier Communications Holdings LLC 5.88% 10/15/27	2,200,000	1,971,706
Silknet JSC 8.38% 1/31/27	710,000	667,400
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,331,251	1,312,066
Telefonica Moviles Chile SA 3.54% 11/18/31	625,000	490,625
T-Mobile USA, Inc.
1.50% 2/15/26	1,520,000	1,334,119

LVIP Delaware Diversified Income Fund–11

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
2.40% 3/15/29	345,000	$ 281,580
2.55% 2/15/31	1,070,000	847,751
3.00% 2/15/41	2,650,000	1,771,105
3.75% 4/15/27	4,155,000	3,834,403
3.88% 4/15/30	6,025,000	5,344,269
Turkcell Iletisim Hizmetleri AS 5.80% 4/11/28	1,300,000	1,027,104
πVEON Holdings BV 3.38% 11/25/27	1,410,000	712,050
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,640,770
2.88% 11/20/50	1,945,000	1,189,385
3.40% 3/22/41	3,635,000	2,654,095
4.50% 8/10/33	12,400,000	11,168,380
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	3,560,000	2,697,376
		56,909,832
Transportation–0.32%
Burlington Northern Santa Fe LLC
2.88% 6/15/52	2,790,000	1,822,055
4.45% 1/15/53	2,290,000	1,984,630
Canadian Pacific Railway Co. 2.45% 12/2/31	1,050,000	839,909
Lima Metro Line 2 Finance Ltd. 4.35% 4/5/36	1,033,090	880,709
Misc Capital Two Labuan Ltd. 3.75% 4/6/27	1,350,000	1,221,358
		6,748,661
Trucking & Leasing–0.01%
DAE Funding LLC 1.55% 8/1/24	300,000	274,087
		274,087
Water–0.19%
American Water Capital Corp. 4.45% 6/1/32	2,305,000	2,139,484
Essential Utilities, Inc.
2.70% 4/15/30	1,345,000	1,100,890
3.35% 4/15/50	1,315,000	864,507
		4,104,881
Total Corporate Bonds (Cost $1,215,363,299)		992,370,981
LOAN AGREEMENTS–4.30%
•Advantage Sales & Marketing, Inc. 7.05% (LIBOR01M + 4.50%) 10/28/27	1,346,565	1,197,325
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Altice France SA 6.91% (LIBOR03M + 4.00%) 8/14/26	341,688	$ 309,227
•Amentum Government Services Holdings LLC 7.56% (SOFR CME03M + 4.00%) 2/15/29	5,989,987	5,705,463
•Applied Systems, Inc.
6.67% (LIBOR03M + 3.00%) 9/19/24	1,534,541	1,494,459
9.17% (LIBOR03M + 5.50%) 9/19/25	4,170,870	4,093,709
•Avantor Funding, Inc. 5.37% (LIBOR01M + 2.25%) 11/8/27	1,276,244	1,239,756
•Banff Merger Sub, Inc. 6.87% (LIBOR01M + 3.75%) 10/2/25	882,858	834,725
•Bausch & Lomb, Inc. 6.10% (SOFR CME01M + 3.25%) 5/10/27	2,139,637	1,986,525
•Bausch Health Cos., Inc. 8.10% (SOFR CME01M + 5.25%) 2/1/27	671,500	514,013
•Berry Global, Inc. 4.18% (LIBOR03M + 1.75%) 7/1/26	1,372,232	1,326,893
•BW Gas & Convenience Holdings LLC 6.62% (LIBOR01M + 3.50%) 3/31/28	1,864,509	1,771,284
•Calpine Corp.
5.12% (LIBOR01M + 2.00%) 4/5/26	580,500	557,036
5.62% (LIBOR01M + 2.50%) 12/16/27	460,654	444,246
•Camelot U.S. Acquisition LLC 6.12% (LIBOR01M + 3.00%) 10/30/26	1,218,300	1,175,660
•Carnival Corp. 5.88% (LIBOR06M + 3.00%) 6/30/25	928,625	840,406
•Castlelake Aviation Ltd. 6.04% (LIBOR03M + 2.75%) 10/22/26	1,372,268	1,323,950
•Charter Communications Operating LLC 4.87% (LIBOR01M + 1.75%) 2/1/27	1,132,155	1,087,809
•Chemours Co. 4.87% (LIBOR01M + 1.75%) 4/3/25	1,666,309	1,554,667
•CMG Media Corp. 6.62% (LIBOR01M + 3.50%) 12/17/26	920,151	859,577
•Connect Finco SARL 6.62% (LIBOR01M + 3.50%) 12/11/26	1,276,275	1,184,549

LVIP Delaware Diversified Income Fund–12

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Core & Main LP 5.58% (LIBOR03M + 2.50%) 7/27/28	1,446,194	$ 1,379,308
•CSC Holdings LLC 5.07% (LIBOR01M + 2.25%) 7/17/25	767,475	729,585
•Electron BidCo, Inc. 6.12% (LIBOR01M + 3.00%) 11/1/28	845,750	799,986
•Ensemble RCM LLC 6.56% (LIBOR03M + 3.75%) 8/3/26	764,360	744,777
•Entegris, Inc. 5.46% (SOFRTE03M + 3.00%) 7/6/29	3,230,000	3,201,285
•Epicor Software Corp.
6.37% (LIBOR01M + 3.25%) 7/30/27	1,249,699	1,168,081
10.87% (LIBOR01M + 7.75%) 7/31/28	1,500,000	1,458,000
•Frontier Communications Corp. 7.44% (LIBOR03M + 3.75%) 5/1/28	2,350,110	2,179,727
•Global Medical Response, Inc. 6.81% (LIBOR01M + 4.25%) 10/2/25	1,556,803	1,345,856
•Hamilton Projects Acquiror LLC 8.17% (LIBOR03M + 4.50%) 6/17/27	1,143,602	1,120,730
•Heartland Dental LLC 6.62% (LIBOR01M + 3.50%) 4/30/25	1,577,086	1,448,947
•Hexion Holdings Corp. 7.41% (SOFRTE03M + 4.50%) 3/15/29	2,882,775	2,447,476
•Hub International Ltd. 6.67% (LIBOR03M + 3.00%) 4/25/25	950,116	912,311
•Informatica LLC 5.88% (LIBOR01M + 2.75%) 10/27/28	1,094,500	1,059,618
•Loyalty Ventures, Inc. 7.62% (LIBOR01M + 4.50%) 11/3/27	117,338	35,201
•LSF9 Atlantis Holdings LLC 10.80% (SOFR CME03M + 7.25%) 3/31/29	3,625,000	3,434,688
•Mileage Plus Holdings LLC 8.78% (LIBOR03M + 5.25%) 6/21/27	1,968,810	1,973,377
•Organon & Co. 6.19% (LIBOR03M + 3.00%) 6/2/28	4,104,975	4,002,351
•Pacific Gas & Electric Co. 6.13% (LIBOR01M + 3.00%) 6/23/25	1,808,803	1,726,503
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Pelican Products, Inc. 8.42% (LIBOR03M + 4.25%) 12/29/28	446,625	$ 406,429
•Peraton Corp. 6.87% (LIBOR01M + 3.75%) 2/1/28	2,069,621	1,957,861
•Pilot Travel Centers LLC 5.13% (SOFR CME01M + 2.00%) 8/4/28	619,571	591,802
•PQ Corp. 5.31% (LIBOR03M + 2.50%) 6/9/28	31,106	29,582
•Pretium PKG Holdings, Inc. 7.17% (LIBOR03M + 4.00%) 10/2/28	415,822	371,329
•Prime Security Services Borrower LLC 5.30% (LIBOR01M + 2.75%) 9/23/26	814,582	787,725
•Quest Software U.S. Holdings, Inc. 10.23% (SOFRTE03M + 7.50%) 2/1/30	128,700	73,842
•RealPage, Inc. 6.12% (LIBOR01M + 3.00%) 4/24/28	1,184,020	1,107,390
•Reynolds Group Holdings, Inc. 6.37% (LIBOR01M + 3.25%) 2/5/26	898,987	858,371
•Russell Investments U.S. Inst'l Holdco, Inc. 7.67% (LIBOR06M + 3.50%) 5/30/25	10	9
•Ryan Specialty Group LLC 6.13% (SOFR CME01M + 3.00%) 9/1/27	1,127,000	1,087,555
•Sinclair Television Group, Inc. 6.88% (SOFR CME01M + 3.75%) 4/21/29	3,605,962	3,401,613
•SS&C European Holdings SARL 4.87% (LIBOR01M + 1.75%) 4/16/25	393,224	379,811
•SS&C Technologies, Inc. 4.87% (LIBOR01M + 1.75%) 4/16/25	484,388	467,865
•Standard Industries, Inc. 6.68% (LIBOR06M + 2.50%) 9/22/28	5,533,303	5,358,672
•Summit Materials Cos. I LLC 5.12% (LIBOR01M + 2.00%) 11/21/24	7	7
•TransDigm, Inc. 5.92% (LIBOR01M + 2.25%) 12/9/25	1,727,814	1,652,723
•TricorBraun Holdings, Inc. 6.37% (LIBOR01M + 3.25%) 3/3/28	2,470	2,315

LVIP Delaware Diversified Income Fund–13

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ultimate Software Group, Inc.
5.54% (LIBOR03M + 3.25%) 5/4/26	1,978,283	$ 1,877,727
6.87% (LIBOR01M + 3.75%) 5/4/26	1,621,806	1,542,743
•USI, Inc.
6.42% (LIBOR03M + 3.00%) 5/16/24	1,141,640	1,109,297
6.92% (LIBOR03M + 3.25%) 12/2/26	337,536	324,315
•Vertical U.S. Newco, Inc. 6.87% (LIBOR06M + 3.50%) 7/30/27	603,733	577,574
•ViaSat, Inc. 7.65% (SOFR CME01M + 4.50%) 3/2/29	4,797,975	4,240,210
•Vistra Operations Co. LLC 4.87% (LIBOR01M + 1.75%) 12/31/25	1,942,744	1,873,193
•White Cap Buyer LLC 6.78% (SOFR CME01M + 3.75%) 10/19/27	636,800	594,612
•Zekelman Industries, Inc. 5.60% (LIBOR03M + 2.00%) 1/24/27	539,466	516,808
Total Loan Agreements (Cost $96,080,626)		91,860,466
MUNICIPAL BONDS–0.45%
Commonwealth of Puerto Rico
^Series A 0.00% 7/1/24(GO)	292,711	269,039
^Series A 0.00% 7/1/33(GO)	1,126,605	620,978
Series A1 4.00% 7/1/33(GO)	875,438	769,861
Series A1 4.00% 7/1/35(GO)	635,810	543,511
Series A1 4.00% 7/1/37(GO)	675,370	554,195
Series A1 5.63% 7/1/29(GO)	736,231	753,012
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	6,659,882	5,844,047
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	303,536
Total Municipal Bonds (Cost $10,526,382)		9,658,179
NON-AGENCY ASSET-BACKED SECURITIES–2.82%
American Tower Trust Series 13 2A 3.07% 3/15/48	3,070,000	3,046,934
•Apex Credit CLO Ltd. Series 2018-1A A2 3.81% (LIBOR03M + 1.03%) 4/25/31	6,200,000	5,976,881
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.58% 11/25/36	506,364	482,626
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	$ 7,387,860
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,812,500	12,197,857
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	219,088
•Galaxy XXI CLO Ltd. Series 2015-21A AR 3.73% (LIBOR03M + 1.02%) 4/20/31	3,000,000	2,931,171
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	360,000	347,991
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	1,200,000	1,124,106
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	1,495,487	1,430,865
•Man GLG U.S. CLO Series 2018-1A A1R 3.85% (LIBOR03M + 1.14%) 4/22/30	8,200,000	7,899,593
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	3,550,000	3,312,065
•Saranac CLO VII Ltd. Series 2014-2A A1AR 4.21% (LIBOR03M + 1.23%) 11/20/29	2,410,675	2,369,918
•Signal Peak CLO 5 Ltd. Series 2018-5A A 3.89% (LIBOR03M + 1.11%) 4/25/31	4,600,000	4,505,130
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	2,272,804	2,243,598
•Venture 42 CLO Ltd. Series 2021-42A A1A 3.64% (LIBOR03M + 1.13%) 4/15/34	3,370,000	3,210,447
•Zais CLO 17 Ltd. Series 2021-17A A1A 4.04% (LIBOR03M + 1.33%) 10/20/33	1,500,000	1,450,342
Total Non-Agency Asset-Backed Securities (Cost $65,789,879)		60,136,472
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.09%
•Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	28,375	25,044

LVIP Delaware Diversified Income Fund–14

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 1M2 4.18% (SOFR30A + 1.90%) 12/25/41	2,600,000	$ 2,360,336
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	1,001,548	860,666
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	4,085,506	3,503,161
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	4,260,262	3,388,906
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	218,218	192,769
Series 2014-2 B2 3.42% 6/25/29	81,567	72,054
Series 2015-4 B1 3.56% 6/25/45	653,006	583,225
Series 2015-4 B2 3.56% 6/25/45	468,461	418,400
Series 2016-4 B1 3.80% 10/25/46	393,691	360,341
Series 2016-4 B2 3.80% 10/25/46	724,344	654,205
Series 2017-1 B3 3.45% 1/25/47	1,516,883	1,317,307
Series 2017-2 A3 3.50% 5/25/47	131,130	117,326
Series 2020-2 A3 3.50% 7/25/50	200,890	179,271
Series 2020-5 A3 3.00% 12/25/50	1,702,782	1,464,160
Series 2020-7 A3 3.00% 1/25/51	787,998	675,902
Series 2021-1 A3 2.50% 6/25/51	1,456,128	1,158,305
Series 2021-10 A3 2.50% 12/25/51	2,872,563	2,283,239
Series 2021-11 A3 2.50% 1/25/52	7,907,750	6,285,426
Series 2021-13 B1 3.14% 4/25/52	3,217,220	2,462,044
•JP Morgan Trust
Series 2015-1 B2 3.41% 12/25/44	808,235	794,561
Series 2015-5 B2 3.59% 5/25/45	751,319	743,298
Series 2015-6 B1 3.53% 10/25/45	423,420	387,308
Series 2015-6 B2 3.53% 10/25/45	410,188	368,805
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	755,027	$ 615,501
Series 2021-4 A3 2.50% 7/25/51	1,440,744	1,144,266
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	306,650	294,915
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,464,070	1,164,622
Series 2021-6 A1 2.50% 12/25/51	2,808,329	2,233,938
•Sequoia Mortgage Trust
Series 2015-1 B2 3.92% 1/25/45	298,198	281,194
Series 2015-2 B2 3.78% 5/25/45	2,720,973	2,510,571
Series 2017-5 B1 3.80% 8/25/47	3,233,638	2,917,429
Series 2020-4 A2 2.50% 11/25/50	1,006,150	807,278
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	77,127	76,181
Series 2017-2 A1 2.75% 4/25/57	43,392	42,888
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,316,950
Series 2018-1 A1 3.00% 1/25/58	339,220	330,095
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	328,582	282,829
Total Non-Agency Collateralized Mortgage Obligations (Cost $53,702,525)		44,674,716
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.32%
•Bank Series 2022-BNK40 B 3.51% 3/15/64	3,200,000	2,668,168
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,338,117
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,430,576
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,200,607
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,284,185
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	3,862,444
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,132,901

LVIP Delaware Diversified Income Fund–15

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2022-BNK39 A4 2.93% 2/15/55	4,977,000	$ 4,135,983
•Series 2022-BNK39 B 3.35% 2/15/55	1,600,000	1,264,822
•Series 2022-BNK39 C 3.38% 2/15/55	1,426,000	1,065,594
•Series 2022-BNK41 A4 3.92% 4/15/65	2,250,000	2,036,332
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,242,276
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	4,077,051
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	13,273,139
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	1,922,059
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,472,873
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,608,426
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,594,687
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,551,751
•Series 2022-B32 C 3.57% 1/15/55	3,950,000	3,076,657
•Series 2022-B33 B 3.74% 3/15/55	1,600,000	1,302,920
•Series 2022-B33 C 3.74% 3/15/55	1,600,000	1,215,114
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	1,400,000	1,201,689
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,544,935
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,582,524
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,137,384
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	10,690,550
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,270,226
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,338,251
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,641,109
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	3,050,000	3,011,693
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2013-WWP A2 3.42% 3/10/31	2,540,000	$ 2,534,037
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	9,347,409
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,375,031
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,654,280
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,807,896
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,665,686
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,776,349
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,075,584
Series 2019-GC39 A4 3.57% 5/10/52	820,000	743,406
Series 2019-GC42 A4 3.00% 9/1/52	13,750,000	11,959,259
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	4,921,515
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,388,856
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,517,256
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	4,552,832
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	2,745,708
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48	2,947,300	2,803,549
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	1,930,189
Series 2017-C7 A5 3.41% 10/15/50	3,425,000	3,135,980
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	1,640,000	1,591,567
Series 2015-C26 A5 3.53% 10/15/48	1,970,000	1,863,280
Series 2016-C29 A4 3.33% 5/15/49	1,620,000	1,513,156
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52	2,400,000	2,077,924
Series 2020-HR8 A4 2.04% 7/15/53	8,415,000	6,679,264

LVIP Delaware Diversified Income Fund–16

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46		1,000,000	$ 987,531
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47		1,175,000	1,125,169
Series 2015-NXS3 A4 3.62% 9/15/57		1,250,000	1,184,945
Series 2016-BNK1 A3 2.65% 8/15/49		2,575,000	2,330,697
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	1,210,924
WFRBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45		1,322,200	1,317,702
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $232,575,126)			198,992,024
ΔSOVEREIGN BONDS–1.37%
Albania—0.01%
Albania Government International Bonds 3.50% 6/16/27	EUR	350,000	296,796
			296,796
Angola—0.03%
Angolan Government International Bonds
8.25% 5/9/28		306,000	240,608
8.25% 5/9/28		353,000	277,564
8.75% 4/14/32		200,000	147,900
			666,072
Argentina—0.02%
Argentina Government International Bonds
φ0.50% 7/9/30		1,460,820	291,407
1.00% 7/9/29		65,195	12,456
φ1.50% 7/9/35		318,160	57,553
			361,416
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32		563,000	453,045
			453,045
Bahrain—0.03%
Bahrain Government International Bonds 7.38% 5/14/30		600,000	571,457
			571,457
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Bermuda—0.04%
Bermuda Government International Bond 5.00% 7/15/32	850,000	$ 807,073
		807,073
Brazil—0.04%
Brazil Government International Bonds
3.88% 6/12/30	709,000	586,226
4.75% 1/14/50	525,000	357,063
		943,289
Chile—0.02%
Chile Government International Bonds 3.50% 1/25/50	701,000	476,158
		476,158
Colombia—0.07%
Colombia Government International Bonds
3.25% 4/22/32	1,421,000	960,405
4.13% 2/22/42	326,000	185,351
5.00% 6/15/45	442,000	267,542
5.20% 5/15/49	300,000	184,962
		1,598,260
Costa Rica—0.01%
Costa Rica Government International Bonds 5.63% 4/30/43	200,000	142,079
		142,079
Dominican Republic—0.07%
Dominican Republic International Bonds
4.88% 9/23/32	1,475,000	1,108,922
5.30% 1/21/41	300,000	202,706
5.50% 2/22/29	200,000	172,149
		1,483,777
Ecuador—0.02%
Ecuador Government International Bonds
^0.00% 7/31/30	66,179	18,982
φ2.50% 7/31/35	612,686	201,636
φ5.50% 7/31/30	233,793	110,074
		330,692
Egypt—0.06%
Egypt Government International Bonds
5.75% 5/29/24	475,000	420,333
7.90% 2/21/48	616,000	320,517
8.70% 3/1/49	1,079,000	596,105
		1,336,955

LVIP Delaware Diversified Income Fund–17

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
El Salvador—0.01%
El Salvador Government International Bonds 7.12% 1/20/50		609,000	$ 191,835
			191,835
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31		275,000	180,312
			180,312
Ghana—0.01%
Ghana Government International Bonds 7.88% 3/26/27		456,000	187,644
			187,644
Guatemala—0.03%
Guatemala Government Bonds
4.88% 2/13/28		387,000	349,405
5.25% 8/10/29		350,000	313,552
			662,957
Indonesia—0.03%
Indonesia Government International Bonds
4.63% 4/15/43		230,000	195,041
4.65% 9/20/32		400,000	375,173
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	139,704
			709,918
Ivory Coast—0.05%
Ivory Coast Government International Bonds
4.88% 1/30/32	EUR	200,000	130,888
6.13% 6/15/33		1,182,000	898,320
			1,029,208
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	219,295
			219,295
Kazakhstan—0.02%
Kazakhstan Government International Bonds 6.50% 7/21/45		450,000	415,688
			415,688
Kenya—0.02%
Kenya Government International Bonds
6.30% 1/23/34		200,000	122,000
8.00% 5/22/32		400,000	270,200
			392,200
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Lebanon—0.00%
‡Lebanon Government International Bond 6.25% 5/27/22		1,351,000	$ 81,330
			81,330
Macedonia—0.01%
North Macedonia Government International Bonds 3.68% 6/3/26	EUR	250,000	214,060
			214,060
Mexico—0.06%
Mexico Government International Bond 4.88% 5/19/33		300,000	263,696
Mexico Government International Bonds 3.50% 2/12/34		1,232,000	936,151
			1,199,847
Mongolia—0.01%
Mongolia Government International Bonds 3.50% 7/7/27		300,000	221,247
			221,247
Morocco—0.02%
Morocco Government International Bonds
1.38% 3/30/26	EUR	300,000	258,854
2.38% 12/15/27		200,000	164,206
			423,060
Nigeria—0.03%
Nigeria Government International Bonds
7.88% 2/16/32		652,000	417,450
8.38% 3/24/29		250,000	178,400
			595,850
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48		630,000	504,374
			504,374
Pakistan—0.00%
Pakistan Government International Bonds 7.38% 4/8/31		200,000	73,008
			73,008
Panama—0.07%
Panama Bonos del Tesoro 3.36% 6/30/31		200,000	174,000

LVIP Delaware Diversified Income Fund–18

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bonds 3.75% 4/17/26		1,411,000	$ 1,339,392
			1,513,392
Paraguay—0.05%
Paraguay Government International Bonds
2.74% 1/29/33		524,000	375,581
4.95% 4/28/31		500,000	444,847
5.40% 3/30/50		445,000	327,161
			1,147,589
Peru—0.06%
Peruvian Government International Bonds
2.39% 1/23/26		596,000	540,468
2.84% 6/20/30		644,000	527,793
5.63% 11/18/50		182,000	171,420
			1,239,681
Philippines—0.04%
Philippines Government International Bonds 3.23% 3/29/27		950,000	885,207
			885,207
Qatar—0.07%
Qatar Government International Bonds
4.00% 3/14/29		675,000	646,448
4.40% 4/16/50		869,000	763,642
			1,410,090
Romania—0.01%
Romania Government International Bonds
2.63% 12/2/40	EUR	114,000	56,989
3.38% 1/28/50	EUR	214,000	107,729
			164,718
Saudi Arabia—0.04%
Saudi Government International Bonds
3.25% 11/17/51		380,000	257,777
3.63% 3/4/28		730,000	689,938
			947,715
Senegal—0.03%
Senegal Government International Bonds 6.75% 3/13/48		873,000	542,395
			542,395
Serbia—0.02%
Serbia International Bonds 3.13% 5/15/27	EUR	400,000	318,987
			318,987
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa—0.02%
South Africa Government International Bonds
4.85% 9/30/29		296,000	$ 244,200
5.75% 9/30/49		413,000	264,940
			509,140
Sri Lanka—0.01%
Sri Lanka Government International Bonds
6.20% 5/11/27		742,000	182,094
7.55% 3/28/30		200,000	48,941
			231,035
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30		250,000	226,263
			226,263
Turkey—0.05%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	317,730
Turkey Government International Bonds 7.63% 4/26/29		922,000	783,700
			1,101,430
Ukraine—0.01%
πUkraine Government International Bonds 7.75% 9/1/28		1,434,000	290,904
			290,904
Uruguay—0.03%
Uruguay Government International Bonds 4.38% 1/23/31		563,110	538,644
			538,644
Uzbekistan—0.07%
Republic of Uzbekistan International Bond
4.75% 11/16/28		380,000	286,718
5.38% 2/20/29		1,094,000	914,584
Uzbekneftegaz JSC 4.75% 11/16/28		250,000	188,630
			1,389,932
Total Sovereign Bonds (Cost $41,444,524)			29,226,024
SUPRANATIONAL BANK–0.01%
Banque Ouest Africaine de Developpement 2.75% 1/22/33	EUR	300,000	214,631
Total Supranational Bank (Cost $361,838)			214,631

LVIP Delaware Diversified Income Fund–19

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–5.86%
U.S. Treasury Bonds
2.25% 8/15/46	37,530,000	$ 27,024,532
2.25% 2/15/52	5,190,000	3,770,860
2.88% 5/15/52	29,375,000	24,633,691
3.00% 8/15/52	7,300,000	6,299,672
•U.S. Treasury Floating Rate Note 3.33% 7/31/24 (USBMMY3M + 0.04%)	46,335,000	46,278,230
U.S. Treasury Notes
2.50% 5/31/24	7,160,000	6,953,031
3.13% 8/31/27	3,420,000	3,280,528
^U.S. Treasury Strip Principal 0.00% 5/15/44	16,860,000	6,932,344
Total U.S. Treasury Obligations (Cost $144,067,540)		125,172,888

	Number of Shares
COMMON STOCK–0.03%
†Grupo Aeromexico SAB de CV	74,288	641,829
Total Common Stock (Cost $1,214,270)		641,829
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	103,490,744	$103,490,744
Total Money Market Fund (Cost $103,490,744)		103,490,744

	Principal Amount°
SHORT-TERM INVESTMENT—0.73%
U.S. Treasury Obligations–0.73%
U.S. Treasury Notes 0.13% 10/31/22	15,725,000	15,693,343
Total Short-Term Investment (Cost $15,694,287)		15,693,343

TOTAL INVESTMENTS–101.50% (Cost $2,539,628,998)	2,167,426,864

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.50%)	(32,131,453)
NET ASSETS APPLICABLE TO 243,269,177 SHARES OUTSTANDING–100.00%	$2,135,295,411

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2022.
Δ Securities have been classified by country of origin.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
† Non-income producing.
LVIP Delaware Diversified Income Fund–20

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $2,555,060, which represented 0.12% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Kernel Holding SA	10/10/2019	$852,279	$324,900
Metinvest BV	10/1/2019	539,329	272,056
MHP Lux SA	9/12/2019	778,036	379,940
Phosagro OAO Via Phosagro Bond Funding DAC	1/17/2018	711,996	418,559
State Agency of Roads of Ukraine	6/18/2021	837,300	156,651
Ukraine Government International Bonds	10/16/2015	1,461,435	290,904
VEON Holdings BV	11/18/2020	1,448,162	712,050
Total		$6,628,537	$2,555,060

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(2,013,000)	USD	2,027,155	11/18/22	$47,540	$—
TDB	EUR	(11,259,540)	USD	11,536,386	11/18/22	463,586	—
Total Foreign Currency Exchange Contracts						$511,126	$—
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
456	U.S. Treasury 10 yr Notes	$51,100,500	$51,434,318	12/20/22	$—	$(333,818)
(190)	U.S. Treasury 10 yr Ultra Notes	(22,512,031)	(23,830,397)	12/20/22	1,318,366	—
215	U.S. Treasury 3 yr Notes	44,884,609	45,992,166	12/30/22	—	(1,107,557)
1,506	U.S. Treasury 5 yr Notes	161,906,766	167,495,660	12/30/22	—	(5,588,894)
176	U.S. Treasury Long Bonds	22,247,500	24,156,392	12/20/22	—	(1,908,892)
90	U.S. Treasury Ultra Bonds	12,330,000	13,513,386	12/20/22	—	(1,183,386)
Total Futures Contracts					$1,318,366	$(10,122,547)
LVIP Delaware Diversified Income Fund–21

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Federative Republic of Brazil 4.25% 01/07/2025 - Quarterly	4,754,000	(1.00%)	6/20/26	$215,367	$112,146	$103,221	$—
JPMC Federative Republic of Brazil 4.25% 01/07/2025 - Quarterly	880,000	(1.00%)	9/20/27	72,355	55,068	17,287	—
JPMC Federative Republic of Brazil 4.25% 01/07/2025 - Quarterly	880,000	(1.00%)	9/20/27	72,355	54,248	18,107	—
Protection Sold
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	73,269	(4,213)	77,482	—
Total CDS Contracts					$217,249	$216,097	$—
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
USD–United States Dollar
BB–Barclays Bank
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GO–Government Obligation
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
LVIP Delaware Diversified Income Fund–22

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
TDB–Toronto-Dominion Bank
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Delaware Diversified Income Fund–23

LVIP Delaware Diversified Income Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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LVIP Delaware Diversified Income Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$57,921,854	$—	$57,921,854
Agency Commercial Mortgage-Backed Securities	—	7,286,600	—	7,286,600
Agency Mortgage-Backed Securities	—	421,181,163	—	421,181,163
Agency Obligations	—	1,235,797	—	1,235,797
Convertible Bonds	—	7,669,153	—	7,669,153
Corporate Bonds
Aerospace & Defense	—	14,683,008	—	14,683,008
Agriculture	—	4,692,945	—	4,692,945
Airlines	—	38,901,301	—	38,901,301
Auto Manufacturers	—	26,915,819	—	26,915,819
Auto Parts & Equipment	—	6,043,719	—	6,043,719
Banks	—	229,755,196	—	229,755,196
Beverages	—	6,551,594	—	6,551,594
Biotechnology	—	23,371,045	—	23,371,045
Building Materials	—	6,090,228	—	6,090,228
Chemicals	—	25,868,051	—	25,868,051
Coal	—	1,041,533	—	1,041,533
Commercial Services	—	14,730,215	—	14,730,215
Computers	—	1,456,345	—	1,456,345
Cosmetics & Personal Care	—	526,925	—	526,925
Diversified Financial Services	—	49,238,369	—	49,238,369
Electric	—	80,399,032	—	80,399,032
Energy-Alternate Sources	—	3,529,637	—	3,529,637
Engineering & Construction	—	7,402,048	—	7,402,048
Entertainment	—	5,257,612	—	5,257,612
Food	—	5,722,783	—	5,722,783
Forest Products & Paper	—	5,514,319	—	5,514,319
Gas	—	3,814,884	—	3,814,884
Health Care Products	—	2,246,533	—	2,246,533
Health Care Services	—	12,469,143	—	12,469,143
Holding Companies-Diversified	—	714,997	—	714,997
Housewares	—	963,514	—	963,514
Insurance	—	32,651,760	—	32,651,760
Internet	—	7,358,764	—	7,358,764
Investment Companies	—	698,400	—	698,400
Iron & Steel	—	2,298,249	—	2,298,249
Leisure Time	—	5,562,824	—	5,562,824
Lodging	—	10,456,374	—	10,456,374
Machinery Construction & Mining	—	42,534	—	42,534
Machinery Diversified	—	1,935,311	—	1,935,311
Media	—	43,505,380	—	43,505,380
Mining	—	27,527,709	—	27,527,709
Miscellaneous Manufacturing	—	8,729,818	—	8,729,818
Office Business Equipment	—	5,735,728	—	5,735,728
Oil & Gas	—	45,320,176	—	45,320,176
Oil & Gas Services	—	875,592	—	875,592
Packaging & Containers	—	4,914,221	—	4,914,221
Pharmaceuticals	—	44,132,752	—	44,132,752
Pipelines	—	53,655,572	—	53,655,572
Real Estate	—	2,298,976	—	2,298,976
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LVIP Delaware Diversified Income Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$—	$16,762,382	$—	$16,762,382
Retail	—	6,211,605	—	6,211,605
Semiconductors	—	20,056,358	—	20,056,358
Software	—	5,545,589	—	5,545,589
Sovereign	—	156,651	—	156,651
Telecommunications	—	56,909,832	—*	56,909,832
Transportation	—	6,748,661	—	6,748,661
Trucking & Leasing	—	274,087	—	274,087
Water	—	4,104,881	—	4,104,881
Loan Agreements	—	91,860,466	—	91,860,466
Municipal Bonds	—	9,658,179	—	9,658,179
Non-Agency Asset-Backed Securities	—	60,136,472	—	60,136,472
Non-Agency Collateralized Mortgage Obligations	—	44,674,716	—	44,674,716
Non-Agency Commercial Mortgage-Backed Securities	—	198,992,024	—	198,992,024
Sovereign Bonds	—	29,226,024	—	29,226,024
Supranational Bank	—	214,631	—	214,631
U.S. Treasury Obligations	—	125,172,888	—	125,172,888
Common Stock	641,829	—	—	641,829
Money Market Fund	103,490,744	—	—	103,490,744
Short-Term Investments	—	15,693,343	—	15,693,343
Total Investments	$104,132,573	$2,063,294,291	$—	$2,167,426,864
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$511,126	$—	$511,126
Futures Contract	$1,318,366	$—	$—	$1,318,366
Swap Contracts	$—	$216,097	$—	$216,097
Liabilities:
Futures Contracts	$(10,122,547)	$—	$—	$(10,122,547)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
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